Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Long-term loans	₽ 264	₽ 265
Short-term loans	12,150	11,419
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	264	265
Short-term loans	3,618	3,434
Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans	8,532	7,985
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	264	265
Short-term loans	13,531	12,262
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	264	265
Short-term loans	3,659	3,467
Gross carrying amount | Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans	9,872	8,795
Loss allowance / Impairment
Disclosure of detailed information about financial instruments
Short-term loans	(1,381)	(843)
Loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Short-term loans	(41)	(33)
Loss allowance / Impairment | Instalment card loans
Disclosure of detailed information about financial instruments
Short-term loans	₽ (1,340)	₽ (810)